GENERAL	6 Months Ended
Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:-	GENERAL

Attunity Ltd. (the "Company" or "Attunity") develops, markets, sells and supports data integration and Big Data management software solutions that enable availability, delivery and management of data across heterogeneous enterprise platforms, organizations, and the cloud. In addition, the Company provides maintenance, consulting, and training for its products.

The Company has wholly-owned subsidiaries in the United States, United Kingdom, Hong-Kong and Israel. The Company's subsidiaries are engaged primarily in sales, marketing, customer service and consulting.